Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [Line Items]
Revenues	$ 1,311	$ 1,280	$ 2,690	$ 2,611
Adjusted EBITDA	348	380	778	795
Fair value adjustments (see note 6)	(1)	1	(4)	6
Depreciation	(29)	(34)	(59)	(62)
Other operating gains (losses), net	14	(1)	12	12
Operating profit	204	218	472	492
Net interest expense	(81)	(89)	(159)	(181)
Other finance income (costs)	14	(60)	21	(88)
Share of post-tax earnings (losses) in equity method investments	2	(7)	4	(5)
Tax benefit (expense)	3	(15)	(24)	(26)
Earnings from continuing operations	142	47	314	192
Operating segments [member] | Legal [member]
Disclosure of operating segments [Line Items]
Revenues	882	858	1,754	1,699
Adjusted EBITDA	321	325	640	639
Operating segments [member] | Tax & Accounting [member]
Disclosure of operating segments [Line Items]
Revenues	359	350	796	767
Adjusted EBITDA	91	103	238	244
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	72	74	144	148
Adjusted EBITDA	8	9	16	22
Corporate & other (includes reuters news) [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(72)	(57)	(116)	(110)
Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(2)	(2)	(4)	(3)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(100)	(93)	(198)	(189)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (28)	$ (35)	$ (57)	$ (70)